PREPAYMENT AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Prepayment and Other Current Assets [Abstract]
Prepayment and Other Current Assets [Text Block]
4.	PREPAYMENT AND OTHER CURRENT ASSETS

Prepayment and other current assets consist of the following:

	December 31,
	2014	2013
	US$	US$
Prepayment for inventory purchase	1,380,536	4,867,803
Other prepaid expenses	1,016,251	730,181
	2,396,787	5,597,984